General And Administrative Expenses (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
General and Administrative Expenses [Abstract]
Share based compensation	$ 2,066,688	$ 1,225,276	$ 322,103
Executive services	3,013,000	2,592,660	1,415,430
Non-executive directors' remuneration	176,559	154,836	85,714
Office rent	21,268	12,577	5,114
Travel expenses	95,778	119,113	48,170
Personnel and other expenses	50,302	64,277	24,547
Professional services	1,358,530	1,066,699	357,202
Directors and officers insurance	92,951	104,241	64,099
Stock market annual fees	126,191	176,363	102,392
Other expenses	274,677	404,794	75,698
Total general and administrative expenses	$ 7,275,944	$ 5,920,836	$ 2,500,469